UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           -------------------------------------
Address:   10 WRIGHT STREET
           -------------------------------------
           WESTPORT, CT 06880
           -------------------------------------

Form 13F File Number: 028-13963
                      --------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JERROLD N. FINE
        ----------------------------------------
Title:  MANAGING MEMBER OF THE GENERAL PARTNER
        ----------------------------------------
Phone:  203-226-7591
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jerrold N. Fine                Westport, CT                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:  $      135,334
                                         --------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number                  Name

1.       028-12871                             CHARTER OAK MANAGEMENT GP LLC

2.       028-13964                             FINE PARTNERS, L.P.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMERIGROUP CORP              COM            03073T102       66    1,703 SH       DEFINED    1          1,703      0    0
AMERIGROUP CORP              COM            03073T102      909   23,297 SH       DEFINED    1, 2      23,297      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108      256    4,836 SH       DEFINED    1          4,836      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108    3,498   66,028 SH       DEFINED    1, 2      66,028      0    0
CALGON CARBON CORP           COM            129603106      357   24,526 SH       DEFINED    1         24,526      0    0
CALGON CARBON CORP           COM            129603106    4,879  334,878 SH       DEFINED    1, 2     334,878      0    0
CARMAX INC                   COM            143130102       57    2,387 SH       DEFINED    1          2,387      0    0
CARMAX INC                   COM            143130102      778   32,613 SH       DEFINED    1, 2      32,613      0    0
CENTURYLINK INC              COM            156700106      158    4,778 SH       DEFINED    1          4,778      0    0
CENTURYLINK INC              COM            156700106    2,160   65,214 SH       DEFINED    1, 2      65,214      0    0
CHILDRENS PL RETAIL STORES I COM            168905107       48    1,024 SH       DEFINED    1          1,024      0    0
CHILDRENS PL RETAIL STORES I COM            168905107      650   13,977 SH       DEFINED    1, 2      13,977      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702      128   17,088 SH       DEFINED    1         17,088      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    1,747  232,912 SH       DEFINED    1, 2     232,912      0    0
EVEREST RE GROUP LTD         COM            G3223R108    1,157   14,580 SH       DEFINED    1         14,580      0    0
EVEREST RE GROUP LTD         COM            G3223R108   15,797  199,004 SH       DEFINED    1, 2     199,004      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860      280   29,007 SH       DEFINED    1         29,007      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860    3,829  395,988 SH       DEFINED    1, 2     395,988      0    0
GENERAL MTRS CO              COM            37045V100       69    3,411 SH       DEFINED    1          3,411      0    0
GENERAL MTRS CO              COM            37045V100      940   46,575 SH       DEFINED    1, 2      46,575      0    0
GREENBRIER COS INC           COM            393657101      270   23,168 SH       DEFINED    1         23,168      0    0
GREENBRIER COS INC           COM            393657101    3,681  315,932 SH       DEFINED    1, 2     315,932      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105      577   64,800 SH       DEFINED    1         64,800      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    7,878  885,200 SH       DEFINED    1, 2     885,200      0    0
HOME DEPOT INC               COM            437076102       34    1,025 SH       DEFINED    1          1,025      0    0
HOME DEPOT INC               COM            437076102      459   13,975 SH       DEFINED    1, 2      13,975      0    0
HUMAN GENOME SCIENCES INC    COM            444903108       43    3,422 SH       DEFINED    1          3,422      0    0
HUMAN GENOME SCIENCES INC    COM            444903108      591   46,578 SH       DEFINED    1, 2      46,578      0    0
HYPERDYNAMICS CORP           COM            448954107      101   27,288 SH       DEFINED    1         27,288      0    0
HYPERDYNAMICS CORP           COM            448954107    1,379  372,591 SH       DEFINED    1, 2     372,591      0    0
INGERSOLL-RAND PLC           SHS            G47791101       38    1,365 SH       DEFINED    1          1,365      0    0
INGERSOLL-RAND PLC           SHS            G47791101      523   18,635 SH       DEFINED    1, 2      18,635      0    0
INTERMUNE INC                COM            45884X103       35    1,711 SH       DEFINED    1          1,711      0    0
INTERMUNE INC                COM            45884X103      470   23,289 SH       DEFINED    1, 2      23,289      0    0
ITRON INC                    COM            465741106       81    2,746 SH       DEFINED    1          2,746      0    0
ITRON INC                    COM            465741106    1,107   37,521 SH       DEFINED    1, 2      37,521      0    0
MARTEN TRANS LTD             COM            573075108      236   13,665 SH       DEFINED    1         13,665      0    0
MARTEN TRANS LTD             COM            573075108    3,212  186,335 SH       DEFINED    1, 2     186,335      0    0
METLIFE INC                  COM            59156R108      477   17,022 SH       DEFINED    1         17,022      0    0
METLIFE INC                  COM            59156R108    6,510  232,418 SH       DEFINED    1, 2     232,418      0    0
MICROSOFT CORP               COM            594918104      348   13,985 SH       DEFINED    1         13,985      0    0
MICROSOFT CORP               COM            594918104    4,753  190,959 SH       DEFINED    1, 2     190,959      0    0
MURPHY OIL CORP              COM            626717102      106    2,391 SH       DEFINED    1          2,391      0    0
MURPHY OIL CORP              COM            626717102    1,440   32,609 SH       DEFINED    1, 2      32,609      0    0
MYLAN INC                    COM            628530107      676   39,808 SH       DEFINED    1         39,808      0    0
MYLAN INC                    COM            628530107    9,235  543,546 SH       DEFINED    1, 2     543,546      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100      132    6,483 SH       DEFINED    1          6,483      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100    1,800   88,495 SH       DEFINED    1, 2      88,495      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105      827   11,562 SH       DEFINED    1         11,562      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   11,287  157,865 SH       DEFINED    1, 2     157,865      0    0
ORMAT TECHNOLOGIES INC       COM            686688102      165   10,238 SH       DEFINED    1         10,238      0    0
ORMAT TECHNOLOGIES INC       COM            686688102    2,248  139,797 SH       DEFINED    1, 2     139,797      0    0
RAILAMERICA INC              COM            750753402      142   10,934 SH       DEFINED    1         10,934      0    0
RAILAMERICA INC              COM            750753402    1,945  149,293 SH       DEFINED    1, 2     149,293      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104      188    7,291 SH       DEFINED    1          7,291      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104    2,563   99,551 SH       DEFINED    1, 2      99,551      0    0
SOUTH JERSEY INDS INC        COM            838518108       98    1,974 SH       DEFINED    1          1,974      0    0
SOUTH JERSEY INDS INC        COM            838518108    1,341   26,955 SH       DEFINED    1, 2      26,955      0    0
SOUTHWESTERN ENERGY CO       COM            845467109      502   15,047 SH       DEFINED    1         15,047      0    0
SOUTHWESTERN ENERGY CO       COM            845467109    6,848  205,450 SH       DEFINED    1, 2     205,450      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SPDR GOLD TRUST              GOLD SHS       78463V107      111      701 SH       DEFINED    1            701      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    1,514    9,577 SH       DEFINED    1, 2       9,577      0    0
STAPLES INC                  COM            855030102       45    3,412 SH       DEFINED    1          3,412      0    0
STAPLES INC                  COM            855030102      620   46,593 SH       DEFINED    1, 2      46,593      0    0
TRANSATLANTIC HLDGS INC      COM            893521104      347    7,152 SH       DEFINED    1          7,152      0    0
TRANSATLANTIC HLDGS INC      COM            893521104    4,745   97,791 SH       DEFINED    1, 2      97,791      0    0
TRINITY INDS INC             COM            896522109      146    6,824 SH       DEFINED    1          6,824      0    0
TRINITY INDS INC             COM            896522109    1,995   93,176 SH       DEFINED    1, 2      93,176      0    0
UIL HLDG CORP                COM            902748102      225    6,831 SH       DEFINED    1          6,831      0    0
UIL HLDG CORP                COM            902748102    3,068   93,169 SH       DEFINED    1, 2      93,169      0    0
UNITED CONTL HLDGS INC       COM            910047109      132    6,835 SH       DEFINED    1          6,835      0    0
UNITED CONTL HLDGS INC       COM            910047109    1,806   93,165 SH       DEFINED    1, 2      93,165      0    0
VANGUARD HEALTH SYS INC      COM            922036207      104   10,230 SH       DEFINED    1         10,230      0    0
VANGUARD HEALTH SYS INC      COM            922036207    1,420  139,761 SH       DEFINED    1, 2     139,761      0    0
VERIFONE SYS INC             COM            92342Y109       96    2,736 SH       DEFINED    1          2,736      0    0
VERIFONE SYS INC             COM            92342Y109    1,305   37,264 SH       DEFINED    1, 2      37,264      0    0
WAL MART STORES INC          COM            931142103      354    6,823 SH       DEFINED    1          6,823      0    0
WAL MART STORES INC          COM            931142103    4,835   93,161 SH       DEFINED    1, 2      93,161      0    0
WARNER CHILCOTT PLC IRELAND  SHS A          G94368100       24    1,706 SH       DEFINED    1          1,706      0    0
WARNER CHILCOTT PLC IRELAND  SHS A          G94368100      333   23,295 SH       DEFINED    1, 2      23,295      0    0


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